Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents information about the Acuity DC Trust's investments that are carried at fair value as of December 31, 2025 and 2024:

	Fair Value Measurements as of:
	December 31, 2025		December 31, 2024
	Total Fair Value	Level 1	Total Fair Value	Level 1
Mutual funds	$268,971,306	$268,971,306	$238,564,816	$238,564,816
Acuity stock fund	14,081,073	14,081,073	11,854,007	11,854,007
Self-directed brokerage accounts	51,679,977	51,679,977	53,351,894	53,351,894
Common/collective trust	337,923,055	N/A	205,848,129	N/A
Total investments at fair value	$672,655,411		$509,618,846